Life Insurance Policy, Cash Surrender Value - Schedule of Life Insurance Policy, Cash Surrender Value (Details) - USD ($)	Mar. 31, 2025	Dec. 20, 2024	Mar. 31, 2024
Schedule Of Life Insurance Policy Cash Surrender Value Abstract
Life insurance policy, cash surrender value	$ 1,390,388	$ 1,381,153	$ 429,842